Angel Oak Funds Trust
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

May 31, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the "Trust")
Angel Oak Multi-Strategy Income Fund
Angel Oak Flexible Income Fund
Angel Oak High Yield Opportunities Fund
 File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Angel Oak Multi-Strategy Income Fund, Angel Oak Flexible Income Fund and Angel Oak High Yield Opportunities Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N‑1A, which was electronically filed with the Commission on May 31, 2017 and became effective on May 31, 2017.

Please direct any inquiries regarding this filing to me at (414) 765-5586.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust